Income Taxes (Schedule of reconciliation of the theoretical income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 52,335	$ 131,238		$ 87,630
Tax at Israeli statutory rate	12,037	30,185		20,154
Non -taxable and non deductible:
Share-based compensation	613	912	[1]	651	[1]
Other	45
Cross-border tax laws	(316)
Change in valuation allowance	10,960
Income tax rate differential	(23,282)	(18,816)		(12,417)
Worldwide changes in unrecognized tax benefits	2,482
Other items	(137)
Foreign Tax Effects Other	(789)	442		610
Actual income tax expense	$ 1,613	$ 12,723		$ 8,998
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israeli statutory tax rate	23.00%	23.00%		23.00%
Non -taxable and non deductible:
Share-based compensation	1.20%
Other	0.10%
Cross-border tax laws	(0.60%)
Change in valuation allowance	20.90%
Tax rate differential	(44.50%)
Worldwide changes in unrecognized tax benefits	4.70%
Other items	(0.30%)
Foreign Tax Effects Other	(1.50%)
Effective income tax rate	3.10%

[1]	Including non-deductible share-based compensation and FRT transaction expenses.